Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	16.00%	17.00%	18.00%
U.S. Government
Revenue, Major Customer [Line Items]
Percentage of total revenues	17.00%	19.00%	21.00%